Exhibit 99.1

World Omni Auto Receivables Trust 2014-A
Monthly Servicer Certificate
February 29, 2016

Dates Covered
Collections Period	02/01/16 - 02/29/16
Interest Accrual Period	02/16/16 - 03/14/16
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/16	360,165,111.08	22,923
Yield Supplement Overcollateralization Amount at 01/31/16	6,043,139.08	0
Receivables Balance at 01/31/16	366,208,250.16	22,923
Principal Payments	16,291,074.03	580
Defaulted Receivables	858,427.36	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/16	5,634,940.32	0
Pool Balance at 02/29/16	343,423,808.45	22,297

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	39.28%

Prepayment ABS Speed	1.50%

Overcollateralization Target Amount	15,454,071.38
Actual Overcollateralization	15,454,071.38

Weighted Average APR	3.58%
Weighted Average APR, Yield Adjusted	4.62%
Weighted Average Remaining Term	42.67

Delinquent Receivables:
Past Due 31-60 days	4,765,485.66	268
Past Due 61-90 days	927,103.36	60
Past Due 91-120 days	332,519.03	20
Past Due 121 + days	0.00	0
Total	6,025,108.05	348

Total 31+ Delinquent as % Ending Pool Balance	1.75%

Recoveries	589,506.66

Aggregate Net Losses/(Gains) - February 2016	268,920.70

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	0.88%
Prior Period Net Loss Ratio	1.22%
Second Prior Period Net Loss Ratio	1.42%
Third Prior Period Net Loss Ratio	1.42%
Four Month Average	1.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.07%

Flow of Funds	$ Amount

Collections	18,018,914.05
Advances	(29,383.96)
Investment Earnings on Cash Accounts	2,400.62
Servicing Fee	(305,173.54)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,686,757.17

Distributions of Available Funds
(1) Class A Interest	305,799.52
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	533,872.63
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,454,071.38
(7) Distribution to Certificateholders	1,366,298.64
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,686,757.17

Servicing Fee	305,173.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 02/16/16	343,957,681.08
Principal Paid	15,987,944.01
Note Balance @ 03/15/16	327,969,737.07

Class A-1
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-2
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-3
Note Balance @ 02/16/16	223,807,681.08
Principal Paid	15,987,944.01
Note Balance @ 03/15/16	207,819,737.07
Note Factor @ 03/15/16	80.8637109%

Class A-4
Note Balance @ 02/16/16	102,340,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	102,340,000.00
Note Factor @ 03/15/16	100.0000000%

Class B
Note Balance @ 02/16/16	17,810,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	17,810,000.00
Note Factor @ 03/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	332,514.52
Total Principal Paid	15,987,944.01
Total Paid	16,320,458.53

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	175,316.02
Principal Paid	15,987,944.01
Total Paid to A-3 Holders	16,163,260.03

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3915851
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.8281741
Total Distribution Amount	19.2197592

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6821635
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	62.2098989
Total A-3 Distribution Amount	62.8920624

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	33.39
Noteholders' Principal Distributable Amount	966.61

Account Balances	$ Amount

Advances
Balance as of 01/31/16	77,079.24
Balance as of 02/29/16	47,695.28
Change	(29,383.96)

Reserve Account
Balance as of 02/16/16	2,171,744.40
Investment Earnings	258.97
Investment Earnings Paid	(258.97)
Deposit/(Withdrawal)	-
Balance as of 03/15/16	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40